EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
EQUITY
Schedule of composition of share capital

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	June 30, 2024		December 31, 2023
	(unaudited)		(audited)
Ordinary shares of $0.00001 per share	350,000,000	48,322,673	350,000,000	47,894,688
Preferred shares of $0.00001 per share	1,000,000	—	1,000,000	—

Schedule of movement in issued and outstanding share capital

Number of shares
Balance as of January 1, 2024	47,894,688
Issuance of Ordinary shares	115,174
Vested RSU’s	41,775
Exercise of options into Ordinary shares	271,036
Balance as of June 30, 2024	48,322,673